Short-Term Investments and Financial Instruments (Details) - Schedule Of Company's Assets Measured At Fair Value - VASO CORPORATION [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash equivalents invested in money market funds	$ 7,934	$ 9,706	$ 7,934	$ 802
Bank deposits (included in short term investments)	433	411	433	629
Fair Value of Assets	8,367		8,367	1,431
Fair Value, Inputs, Level 1 [Member]
Assets
Cash equivalents invested in money market funds	7,934	9,706	7,934	802
Bank deposits (included in short term investments)	433	411	433	629
Fair Value of Assets	8,367		8,367	1,431
Fair Value, Inputs, Level 2 [Member]
Assets
Cash equivalents invested in money market funds
Fair Value of Assets
Fair Value, Inputs, Level 3 [Member]
Assets
Cash equivalents invested in money market funds
Fair Value of Assets